Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 6,874.5	£ 6,567.4
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	624.1	1,002.5
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	727.6	208.0
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	421.0	717.2
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	1,384.2	195.7
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	356.6	660.9
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 3,361.0	£ 3,783.1